Income Tax Expense (Details) - Schedule of Tax Rate (Parentheticals)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Tax Rate [Abstract]
Tax rates applicable to respective profits	16.50%	16.50%	16.50%
Tax rates in Cayman Islands	16.50%	16.50%	16.50%